SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 23, 2022	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jul. 07, 2023	Jun. 28, 2023	Feb. 22, 2022	Dec. 07, 2021
Cash equivalents		$ 0		$ 0		$ 0
Deferred Underwriting fee payable						10,812,500			$ 10,812,500
FDIC insured amount		250,000		250,000		250,000
Unrecognized tax benefits		0		0		0	0
Unrecognized tax benefits accrued for interest and penalties		$ 0		$ 0		$ 0	0
Purchase price, per unit		$ 10.89		$ 10.89		$ 10.25
Anti-dilutive securities attributable to warrants (in shares)		24,138,333	24,138,333	24,138,333	24,138,333	24,138,333
Cash		$ 280		$ 280		$ 497,259
Visiox Pharmaceuticals, Inc. [Member]
Cash equivalents		0		0
FDIC insured amount		250,000		$ 250,000		$ 250,000
Anti-dilutive securities attributable to warrants (in shares)				1,435,624		1,779,298	1,961,722
Cash		306,335		$ 306,335		$ 649,406	$ 144,954
FDIC uncovered cash		56,335		56,335		399,405
Legal Fees				12,191
License fee		6,000,000		6,000,000
Liability to be settled in equity consideration							3,000,000				$ 3,000,000
Accrued expenses		334,226		334,226		148,710
Dividends accrued						162,558	$ 3,507
Visiox Pharmaceuticals, Inc. [Member] | Santen License Agreement [Member]
Cash								$ 6,000,000
License fee		6,000,000		6,000,000
Visiox Pharmaceuticals, Inc. [Member] | Chief Executive Officer And Vice President [Member]
Deferred Compensation Equity		$ 322,035		$ 322,035
Visiox Pharmaceuticals, Inc. [Member] | Chief Executive Officer [Member]
Accrued expenses						$ 136,519
Warrant [Member]
Purchase of aggregate shares	24,138,333
Purchase price, per unit	$ 11.50
Class A Ordinary Shares Subject To Possible Redemption [Member]
Ordinary shares subject to possible redemption		1,803,729		1,803,729		28,750,000	28,750,000
Convertible Series B Preferred Stock [Member] | Visiox Pharmaceuticals, Inc. [Member]
Junior preferred units		1,390,885		1,390,885
Convertible Preferred Stock [Member] | Visiox Pharmaceuticals, Inc. [Member]
Junior preferred units						1,390,885	1,390,885
IPO [Member]
Offering costs		$ 16,418,580		$ 16,418,580		$ 16,418,580
Underwriting fees		5,000,000		5,000,000		5,000,000
Deferred Underwriting fee payable		10,812,500		10,812,500		10,812,500
Other costs		$ 606,080		$ 606,080		$ 606,080
Purchase price, per unit		$ 10.25		$ 10.25						$ 10.25
IPO [Member] | Visiox Pharmaceuticals, Inc. [Member] | Santen License Agreement [Member]
Purchase price, per unit								$ 4.4466